                             Janus Investment Fund
                               Janus Olympus Fund
                               Janus Triton Fund
                             Janus Core Equity Fund
                              Janus Overseas Fund

                         Supplement dated June 22, 2006
                      to Currently Effective Prospectuses

Effective at the close of the New York Stock Exchange on June 30, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Ron Sachs, Executive Vice President and Portfolio Manager of Janus Orion Fund, has assumed the duties of Portfolio Manager of Janus Olympus Fund. Mr. Sachs was Portfolio Manager of Janus Triton Fund from February 2005 to January 2006. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds a Bachelor's degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

   Chad Meade is Co-Portfolio Manager of Janus Triton Fund. Mr. Meade also performs duties as a research analyst. Mr. Meade joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Meade worked as a financial analyst for Goldman Sachs' global investment research team. He holds a Bachelor's degree (summa cum laude) in Finance from Virginia Tech. Mr. Meade and Brian A. Schaub are jointly responsible for the day-to-day management of the Fund's portfolio. Neither Mr. Meade nor Mr. Schaub has any limitations on their role.

   Brian A. Schaub, CFA, is Co-Portfolio Manager of Janus Triton Fund. Mr. Schaub also performs duties as a research analyst. Mr. Schaub joined Janus Capital in June 2000 as an equity research analyst. He holds a Bachelor's degree (cum laude) in Economics from Williams College. Mr. Schaub and Chad Meade are jointly responsible for the day-to-day management of the Fund's portfolio. Neither Mr. Schaub nor Mr. Meade has any limitations on their role. Mr. Schaub holds the Chartered Financial Analyst designation.

Also effective June 30, 2006:

   Janus Core Equity Fund's name will change to "Janus Fundamental Equity Fund." The Fund will also add the Russell 1000(R) Growth Index as an additional benchmark index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund will continue to be managed with the same investment objective and strategies.

   Janus Overseas Fund will add the Morgan Stanley Capital International ("MSCI") All Country World ex-U.S. Index(SM) as an additional benchmark index. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States.

                             Janus Investment Fund
                               Janus Olympus Fund

                         Supplement dated June 22, 2006
                       to Currently Effective Prospectus

Effective at the close of the New York Stock Exchange on June 30, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

     Ron Sachs, Executive Vice President and Portfolio Manager of Janus Orion Fund, has assumed the duties of Portfolio Manager of Janus Olympus Fund. Mr. Sachs was Portfolio Manager of Janus Triton Fund from February 2005 to January 2006. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds a Bachelor's degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

                             Janus Investment Fund
                               Janus Triton Fund

                         Supplement dated June 22, 2006
                       to Currently Effective Prospectus

Effective at the close of the New York Stock Exchange on June 30, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

     Chad Meade is Co-Portfolio Manager of Janus Triton Fund. Mr. Meade also performs duties as a research analyst. Mr. Meade joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Meade worked as a financial analyst for Goldman Sachs' global investment research team. He holds a Bachelor's degree (summa cum laude) in Finance from Virginia Tech. Mr. Meade and Brian A. Schaub are jointly responsible for the day-to-day management of the Fund's portfolio. Neither Mr. Meade nor Mr. Schaub has any limitations on their role.

     Brian A. Schaub, CFA, is Co-Portfolio Manager of Janus Triton Fund. Mr. Schaub also performs duties as a research analyst. Mr. Schaub joined Janus Capital in June 2000 as an equity research analyst. He holds a Bachelor's degree (cum laude) in Economics from Williams College. Mr. Schaub and Chad Meade are jointly responsible for the day-to-day management of the Fund's portfolio. Neither Mr. Schaub nor Mr. Meade has any limitations on their role. Mr. Schaub holds the Chartered Financial Analyst designation.

                             Janus Investment Fund
                             Janus Core Equity Fund

                         Supplement dated June 22, 2006
                       to Currently Effective Prospectus

Effective June 30, 2006, Janus Core Equity Fund's name will change to "Janus Fundamental Equity Fund." The Fund will also add the Russell 1000(R) Growth Index as an additional benchmark index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund will continue to be managed with the same investment objective and strategies.

                             Janus Investment Fund
                              Janus Overseas Fund

                         Supplement dated June 22, 2006
                       to Currently Effective Prospectus

Effective June 30, 2006, Janus Overseas Fund will add the Morgan Stanley Capital International ("MSCI") All Country World ex-U.S. Index(SM) as an additional benchmark index. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States.

                             Janus Investment Fund
                             Janus Core Equity Fund

                         Supplement dated June 22, 2006
           to Currently Effective Statement of Additional Information

Effective June 30, 2006, Janus Core Equity Fund's name will change to "Janus Fundamental Equity Fund."

The Fund will continue to be managed with the same investment objective and strategies.